Financial instruments - Carrying amount and fair value (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Financial instruments
Carrying amount of financial assets	€ 6,106,286	€ 5,895,760
Carrying amount of financial liabilities	15,214,355	15,326,777
Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	9,696,362	9,763,867
FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	39,555	40,641
Not classified
Financial instruments
Carrying amount of financial liabilities	5,478,438	5,522,269
Accounts payable to unrelated parties
Financial instruments
Carrying amount of financial liabilities	767,143	762,068
Accounts payable to unrelated parties | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	767,143	762,068
Accounts payable to related parties
Financial instruments
Carrying amount of financial liabilities	127,085	123,081
Accounts payable to related parties | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	127,085	123,081
Short-term debt
Financial instruments
Carrying amount of financial liabilities	321,974	456,904
Short-term debt | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	321,974	456,904
Long-term debt
Financial instruments
Carrying amount of financial liabilities	7,334,478	7,447,562
Long-term debt | Level 1
Financial instruments
Fair value of financial liabilities	6,134,645	5,972,767
Long-term debt | Level 2
Financial instruments
Fair value of financial liabilities	536,365	767,328
Long-term debt | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	7,334,478	7,447,562
Lease liabilities
Financial instruments
Carrying amount of financial liabilities	4,095,634	4,145,946
Lease liabilities | Not classified
Financial instruments
Carrying amount of financial liabilities	4,095,634	4,145,946
Other current and non-current liabilities
Financial instruments
Carrying amount of financial liabilities	2,568,041	2,391,216
Other current and non-current liabilities | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	1,145,682	974,252
Other current and non-current liabilities | FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	39,555	40,641
Other current and non-current liabilities | Not classified
Financial instruments
Carrying amount of financial liabilities	1,382,804	1,376,323
Derivatives - cash flow hedging instruments
Financial instruments
Carrying amount of financial liabilities	8,435	4,315
Derivatives - cash flow hedging instruments | Level 2
Financial instruments
Fair value of financial liabilities	8,435	4,315
Derivatives - cash flow hedging instruments | Not classified
Financial instruments
Carrying amount of financial liabilities	8,435	4,315
Derivatives - not designated as hedging instruments
Financial instruments
Carrying amount of financial liabilities	25,442	4,890
Derivatives - not designated as hedging instruments | Level 2
Financial instruments
Fair value of financial liabilities	25,442	4,890
Derivatives - not designated as hedging instruments | FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	25,442	4,890
Variable payments outstanding for acquisition
Financial instruments
Carrying amount of financial liabilities	14,113	35,751
Variable payments outstanding for acquisition | Level 3
Financial instruments
Fair value of financial liabilities	14,113	35,751
Variable payments outstanding for acquisition | FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	14,113	35,751
Put option liabilities
Financial instruments
Carrying amount of financial liabilities	1,374,369	1,372,008
Put option liabilities | Level 3
Financial instruments
Fair value of financial liabilities	1,374,369	1,372,008
Put option liabilities | Not classified
Financial instruments
Carrying amount of financial liabilities	1,374,369	1,372,008
Other financial liabilities
Financial instruments
Carrying amount of financial liabilities	1,145,682	974,252
Other financial liabilities | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	1,145,682	974,252
Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	5,042,002	4,906,391
FVPL - Assets
Financial instruments
Carrying amount of financial assets	497,932	380,974
FVOCI - Assets
Financial instruments
Carrying amount of financial assets	376,221	412,184
Not classified
Financial instruments
Carrying amount of financial assets	190,131	196,211
Cash and cash equivalents
Financial instruments
Carrying amount of financial assets	1,090,214	1,403,492
Cash and cash equivalents | Level 1
Financial instruments
Fair value of financial assets	109,810	198,462
Cash and cash equivalents | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	980,404	1,205,030
Cash and cash equivalents | FVPL - Assets
Financial instruments
Carrying amount of financial assets	109,810	198,462
Trade accounts and other receivables from unrelated parties
Financial instruments
Carrying amount of financial assets	3,935,251	3,471,213
Trade accounts and other receivables from unrelated parties | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	3,852,546	3,389,314
Trade accounts and other receivables from unrelated parties | Not classified
Financial instruments
Carrying amount of financial assets	82,705	81,899
Accounts receivable from related parties
Financial instruments
Carrying amount of financial assets	37,430	165,299
Accounts receivable from related parties | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	37,430	165,299
Other current and non-current assets
Financial instruments
Carrying amount of financial assets	1,043,391	855,756
Other current and non-current assets | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	171,622	146,748
Other current and non-current assets | FVPL - Assets
Financial instruments
Carrying amount of financial assets	388,122	182,512
Other current and non-current assets | FVOCI - Assets
Financial instruments
Carrying amount of financial assets	376,221	412,184
Other current and non-current assets | Not classified
Financial instruments
Carrying amount of financial assets	107,426	114,312
Derivatives - cash flow hedging instruments
Financial instruments
Carrying amount of financial assets	2,720	1,990
Derivatives - cash flow hedging instruments | Level 2
Financial instruments
Fair value of financial assets	2,720	1,990
Derivatives - cash flow hedging instruments | Not classified
Financial instruments
Carrying amount of financial assets	2,720	1,990
Derivatives - not designated as hedging instruments
Financial instruments
Carrying amount of financial assets	13,873	20,295
Derivatives - not designated as hedging instruments | Level 2
Financial instruments
Fair value of financial assets	13,873	20,295
Derivatives - not designated as hedging instruments | FVPL - Assets
Financial instruments
Carrying amount of financial assets	13,873	20,295
Derivatives embedded in Virtual Power Purchase Agreements (vPPAs)
Financial instruments
Carrying amount of financial assets	5,896
Derivatives embedded in Virtual Power Purchase Agreements (vPPAs) | Level 3
Financial instruments
Fair value of financial assets	5,896
Derivatives embedded in Virtual Power Purchase Agreements (vPPAs) | FVPL - Assets
Financial instruments
Carrying amount of financial assets	5,896
Equity investments.
Financial instruments
Carrying amount of financial assets	192,102	153,182
Equity investments. | Level 1
Financial instruments
Fair value of financial assets	83,152	48,888
Equity investments. | Level 2
Financial instruments
Fair value of financial assets	68,956	72,292
Equity investments. | Level 3
Financial instruments
Fair value of financial assets	39,994	32,002
Equity investments. | FVPL - Assets
Financial instruments
Carrying amount of financial assets	124,326	82,072
Equity investments. | FVOCI - Assets
Financial instruments
Carrying amount of financial assets	67,776	71,110
Debt securities
Financial instruments
Carrying amount of financial assets	395,512	421,219
Debt securities | Level 1
Financial instruments
Fair value of financial assets	395,512	421,219
Debt securities | FVPL - Assets
Financial instruments
Carrying amount of financial assets	87,067	80,145
Debt securities | FVOCI - Assets
Financial instruments
Carrying amount of financial assets	308,445	341,074
Other financial assets
Financial instruments
Carrying amount of financial assets	433,288	259,070
Other financial assets | Level 3
Financial instruments
Fair value of financial assets	156,960
Other financial assets | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	171,622	146,748
Other financial assets | FVPL - Assets
Financial instruments
Carrying amount of financial assets	156,960
Other financial assets | Not classified
Financial instruments
Carrying amount of financial assets	€ 104,706	€ 112,322